Earnings (Loss) per Share (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Schedule of computation of net loss per share and weighted average shares

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

			For the Period from
	For the Period from January 1,		August 20, 2020 (Inception)
	2021 through		through
	December 2, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(24,805,124)	$—	$—	$(2,286)
Denominator:
Basic and diluted weighted average stock outstanding	29,692,013	—	—	6,875,000
Basic and diluted net loss per common stock	$(0.84)	$—	$—	$(0.00)

P3 Health Partners Inc.
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Schedule of computation of net loss per share and weighted average shares

	Successor
	Three Months Ended June 30,	Six Months Ended June 30,
	2022	2022
Numerator - Basic:
Net loss	$(903,105,939)	$(963,896,193)
Less: Net loss attributable to Non-controlling interest	(748,755,990)	(798,968,740)
Net loss attributable to Class A common stockholders - Basic	(154,349,949)	(164,927,453)

Numerator - Diluted:
Net loss attributable to Class A common stockholders - Basic	$(154,349,949)	$(164,927,453)
Add: Net loss and tax effect attributable to Non-controlling interest	(748,755,990)	(798,968,740)
Net loss attributable to Class A common stockholders - Diluted	(903,105,939)	(963,896,193)

Denominator - Basic:
Weighted average Class A common shares outstanding - Basic	41,578,890	41,578,890
Loss per share attributable to Class A common shareholders - Basic	$(3.71)	$(3.97)

Denominator - Diluted:
Weighted average Class A common shares outstanding - Basic	41,578,890	41,578,890
Weighted average effect of dilutive Class V shares	200,473,866	198,782,864
Weighted average Class A common shares outstanding - Diluted	242,052,756	240,361,754
Loss per share attributable to Class A common shareholders - Diluted	$(3.73)	$(4.01)

Successor
December 3, 2021
through December 31,
2021
Net Loss	$(57,937,929)
Loss Attributable to Non-controlling Interest	(47,856,729)
Net Loss Attributable to Class A Common Stockholders - Basic and Diluted EPS	$(10,081,200)

Weighted Average Class A Common Shares Outstanding - Basic and Diluted EPS	41,578,890

Loss per Share Attributable to Class A Common Shareholders - Basic and Diluted	$(0.24)

Schedule of potentially dilutive securities excluded from the computation of diluted net loss per share

Successor
As of June 30, 2022
Public Warrants	10,591,605
Private Warrants	227,500
Restricted Shares	601,614
Options	2,134,279
13,554,998

Successor
December 3, 2021
through December 31,
2021
Public Warrants	10,541,667
Private Warrants	277,500
Restricted Shares	5,471,400
Total	16,290,567